Areas of Significant Judgement and Estimation Uncertainty (Details)					1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Apr. 28, 2021	Apr. 16, 2021	Apr. 07, 2021	Aug. 31, 2022 agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Judgements and Estimates [Line Items]
Gain on reclassification of investment in Solaris Resources Inc.						$ 0	$ 186,067,000
Number of power purchase agreements | agreement					2
Purchase power agreement, period					10 years
Impairment loss	$ 0
Solaris Resources Inc
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate		19.90%
Sandbox
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate						34.40%	0.00%
Greenstone
Judgements and Estimates [Line Items]
Additional ownership interest acquired			10.00%
Ownership interest in subsidiary			60.00%	50.00%		60.00%